SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit	$ 0.32
Share-based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit	$ 16.24
Options Outstanding, Number Outstanding | shares	893,438
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term	6 years 2 months 12 days
Options Outstanding, Weighted-Average Exercise Price	$ 6.80
Options Exercisable, Number Exercisable | shares	891,563
Options Exercisable, Weighted-Average Exercise Price	$ 6.80